8. Derivative financial instruments and Short positions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Swap Differentials Receivable	R$ 14,729,642	R$ 14,634,863	R$ 14,640,289
Option Premiums to Exercise	4,974,618	1,065,753	716,936
Forward Contracts and Others	9,166,361	4,745,101	3,006,221
Total	28,870,621	20,445,717	18,363,446
Liabilities:
Swap Differentials Payable	18,327,611	16,458,397	15,952,283
Option Premiums Launched	4,926,994	1,699,729	563,787
Forward Contracts and Others	8,725,333	4,271,852	1,950,765
Total	R$ 31,979,938	R$ 22,429,978	R$ 18,466,835